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IQ MacKay California Municipal Intermediate ETF
IQ MacKay California Municipal Intermediate ETF
Investment Objective
The IQ MacKay California Municipal Intermediate ETF (the “Fund”) seeks current income exempt from federal and California income taxes.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Shareholder Fees	IQ MacKay California Municipal Intermediate ETF IQ MacKay California Municipal Intermediate ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ MacKay California Municipal Intermediate ETF IQ MacKay California Municipal Intermediate ETF
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expense	0.01%	[1]
Total Annual Fund Operating Expenses	0.70%
Expense Waiver/Reimbursement	0.34%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.36%
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ MacKay California Municipal Intermediate ETF | IQ MacKay California Municipal Intermediate ETF | USD ($)	37	116	202	456

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 98% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes. Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and California income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of California.
Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC (the “Subadvisor”) intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade as rated by an NRSRO, (such securities rated lower than BBB- and Baa3), or, if unrated, judged to be of comparable quality by the Subadvisor. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund generally will maintain a portfolio modified duration to worst of 3 to 8 years. Duration to worst is the duration of a bond computed using the bond’s nearest call date or maturity, whichever comes first. This measure ignores future cash flow fluctuations due to embedded optionality. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax and municipal bonds that pay interest that is subject to federal and/or California income taxes. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities.
If the supply of California state tax-exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes but may not be exempt from California income taxes.
In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.
The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technical in the municipal market, tax policies and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and therefore does not mean that any sectors, industries or individual securities are explicitly excluded from the Fund.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Bloomberg California Intermediate Municipal Bond Index is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 2.00%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	3.77%	4Q/2022
Lowest Return	-7.79%	1Q/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ MacKay California Municipal Intermediate ETF		1 Year	Since Inception	Inception Date
IQ MacKay California Municipal Intermediate ETF	[1]	(12.16%)	(11.77%)	Dec. 21, 2021
After Taxes on Distributions | IQ MacKay California Municipal Intermediate ETF	[1],[2]	(12.16%)	(11.78%)
After Taxes on Distributions and Sale of Fund Shares | IQ MacKay California Municipal Intermediate ETF	[1],[2]	(6.18%)	(8.37%)
Bloomberg California Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	(5.90%)	(5.52%)	Dec. 21, 2021
[1]	The Fund commenced operations on December 21, 2021.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.